REVENUES - Lease Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Revenue [abstract]
Operating lease income	$ 673
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	2,005
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	435
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	1,071
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 499